Significant Related Party Transactions (Details) - Schedule of Balance with Related Parties (Common Shareholders)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Related Party [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Total amount due from related parties	RM 25,644,717	$ 5,436,428	RM 5,318,769
Trade receivables [member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Total amount due from related parties	5,531,955	1,172,720	2,499,319
Trade receivables [member] | Hoo Voon Him [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Total amount due from related parties	1,015,731	215,325	988,191
Trade receivables [member] | Reveillon Group Sdn Bhd [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Total amount due from related parties	3,117,164	660,808	150,001
Trade receivables [member] | V Invesco Sdn Bhd [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Total amount due from related parties	1,399,060	296,587	1,361,127
Loans, Advances and Financing [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Total amount due from related parties	20,112,762	4,263,708	2,819,450
Loans, Advances and Financing [Member] | Reveillon Group Sdn Bhd [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Total amount due from related parties	17,449,362	3,699,094	1,338,583
Loans, Advances and Financing [Member] | XVI Troika Sdn Bhd [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Total amount due from related parties	2,615,383	554,435	1,480,867
Loans, Advances and Financing [Member] | Reveillon Group Limited [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Total amount due from related parties	48,017	10,179
Non-trade payables [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Amount due to related parties			1,300,359
Non-trade payables [Member] | Hoo Voon Him [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Amount due to related parties			204,469
Non-trade payables [Member] | Noraini [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Amount due to related parties			930,890
Non-trade payables [Member] | V Capital Sdn Bhd [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Amount due to related parties			RM 165,000